RESTRUCTURING AND ASSET RELATED CHARGES - NET - Schedule of Restructuring Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 87	$ 146	$ 61
2023-2024 Restructuring Program
Restructuring Reserve [Roll Forward]
Reserve balance at beginning of period	79	0
Restructuring charges	89	110
Reductions against the reserve	(58)	(31)
Cash payments	(63)
Reserve balance at end of period	47	79	0
2023-2024 Restructuring Program | Severance and Related Benefit Cost
Restructuring Reserve [Roll Forward]
Reserve balance at beginning of period	79	0
Restructuring charges	34	80
Reductions against the reserve	(3)	(1)
Cash payments	(63)
Reserve balance at end of period	47	79	0
2023-2024 Restructuring Program | Asset Related Charges
Restructuring Reserve [Roll Forward]
Reserve balance at beginning of period	0	0
Restructuring charges	55	30
Reductions against the reserve	(55)	(30)
Cash payments	0
Reserve balance at end of period	$ 0	$ 0	$ 0